Income Taxes - Schedule of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Recorded valuation allowance
Valuation allowance, beginning of year	$ (5,701)	$ (6,815)
Income tax (provision) benefit	(31)
Income tax (provision) benefit		898
Currency translation adjustment and other	0	216
Valuation allowance, end of year	(5,732)	(5,701)
Cumulative Effect, Period of Adoption, Adjustment
Recorded valuation allowance
Valuation allowance, beginning of year	$ 0	0
Valuation allowance, end of year		$ 0